33. COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies Details
Minimum lease payments	$ (262.4)	$ (206.6)	$ (170.0)
Variable rent	(136.7)	(168.7)	(137.0)
Concession fees expense (note 8)	(399.1)	(375.3)	(307.0)
Sublease income (note 8)	$ 11.6	$ 11.9	$ 7.3